Stream, Royalty and Other Interests (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Property, Plant And Equipment And Exploration And Evaluation [Abstract]
Carrying Amount Related to Stream, Royalty and Other Interests	Carrying Amount
As of and for the year ended December 31, 2023:

	Cost			Accumulated Depletion
In $000s	Opening	Net Additions (Disposals)	Ending	Opening	Depletion	Depletion in Ending Inventory	Disposals	Impairment	Ending	Carrying Amount

Antamina, Peru	$342,227	$(154,545)	$187,682	$5,676	$8,576	$—	$(11,418)	$—	$2,834	$184,848
Aurizona, Brazil	11,091	—	11,091	3,246	492	—	—	—	3,738	7,353
Blyvoor, South Africa	106,332	—	106,332	787	1,225	57	—	—	2,069	104,263
Bonikro, Côte d'Ivoire	37,773	—	37,773	3,106	4,956	842	—	—	8,904	28,869
Caserones, Chile	82,678	—	82,678	1,656	5,832	—	—	—	7,488	75,190
Cerro Moro, Argentina	74,261	—	74,261	48,292	10,753	—	—	—	59,045	15,216
Chapada, Brazil	69,561	—	69,561	22,905	2,761	—	—	—	25,666	43,895
Fruta del Norte, Ecuador	33,268	—	33,268	6,010	2,098	—	—	—	8,108	25,160
Greenstone, Canada	107,234	—	107,234	—	—	—	—	—	—	107,234
Horne 5, Canada	78,934	—	78,934	—	—	—	—	—	—	78,934
Hod Maden, Türkiye	206,969	26	206,995	—	—	—	—	—	—	206,995
Houndé, Burkina Faso	45,120	—	45,120	16,100	1,835	—	—	—	17,935	27,185
Hugo North Extension and Heruga, Mongolia	35,352	6	35,358	—	—	—	—	—	—	35,358
Mercedes, Mexico	70,809	5,089	75,898	8,144	15,787	669	—	—	24,600	51,298
Platreef, South Africa	186,640	360	187,000	—	—	—	—	—	—	187,000
Relief Canyon, USA	26,448	11,010	37,458	12,652	4,731	1,209	—	—	18,592	18,866
Vale Royalties, Brazil	117,787	—	117,787	3,981	2,426	—	—	—	6,407	111,380
Other[1]	609,670	(14,091)	595,579	328,343	13,865	372	—	1,627	344,207	251,372
Total[2]	$2,242,154	$(152,145)	$2,090,009	$460,898	$75,337	$3,149	$(11,418)	$1,627	$529,593	$1,560,416
1.Includes Vatukoula, Black Fox, Highland Valley, El Pilar, Cortez Complex (Robertson Deposit), CEZinc, Gualcamayo, Lobo-Marte, Ağı Dağı & Kirazlı and others.
2.Stream, royalty and other interests includes non-depletable assets of $36.5 million and depletable assets of $1,523.9 million.
As of and for the year ended December 31, 2022:

	Cost			Accumulated Depletion
In $000s	Opening	Net Additions (Disposals)	Ending	Opening	Depletion	Impairment	Ending	Carrying Amount

Antamina, Peru	$—	$342,227	$342,227	$—	$5,676	$—	$5,676	$336,551
Aurizona, Brazil	11,091	—	11,091	2,867	379	—	3,246	7,845
Blyvoor, South Africa	—	106,332	106,332	—	787	—	787	105,545
Bonikro, Côte d'Ivoire	—	37,773	37,773	—	3,106	—	3,106	34,667
Caserones, Chile	—	82,678	82,678	—	1,656	—	1,656	81,022
Cerro Moro, Argentina	74,252	9	74,261	36,298	11,994	—	48,292	25,969
Chapada, Brazil	69,554	7	69,561	19,845	3,060	—	22,905	46,656
Fruta del Norte, Ecuador	33,268	—	33,268	3,594	2,416	—	6,010	27,258
Greenstone, Canada	—	107,234	107,234	—	—	—	—	107,234
Horne 5, Canada	—	78,934	78,934	—	—	—	—	78,934
Hod Maden, Türkiye	5,818	201,151	206,969	—	—	—	—	206,969
Houndé, Burkina Faso	45,120	—	45,120	13,941	2,159	—	16,100	29,020
Hugo North Extension and Heruga, Mongolia	35,352	—	35,352	—	—	—	—	35,352
Mercedes, Mexico	—	70,809	70,809	—	8,144	—	8,144	62,665
Platreef, South Africa	—	186,640	186,640	—	—	—	—	186,640
Relief Canyon, USA	26,441	7	26,448	7,531	5,121	—	12,652	13,796
Vale Royalties, Brazil	117,787	—	117,787	1,444	2,537	—	3,981	113,806
Other[1]	455,000	154,670	609,670	314,512	12,745	1,086	328,343	281,327
Total[2]	$873,683	$1,368,471	$2,242,154	$400,032	$59,780	$1,086	$460,898	$1,781,256
1.Includes Vatukoula, Black Fox, Highland Valley, El Pilar, Cortez Complex (Robertson Deposit), CEZinc, Gualcamayo, Lobo-Marte, Ağı Dağı & Kirazlı and others.
2.Stream, royalty and other interests includes non-depletable assets of $37.8 million and depletable assets of $1,743.5 million.